Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments
	As of December 31,
	2019	2020
	RMB	RMB
CNFinance	352,540	347,769
Puyi.	10,670	9,586
Teamhead Automobile	204	306
Total	363,414	357,661

Schedule of financial information of equity method investees
	As of December 31,
	2019	2020
	RMB	RMB
Balance Sheets
Total assets	13,490,270	12,666,811
Total liabilities	9,510,013	8,571,667

Schedule of results of operation
	Year Ended December 31,
	2018	2019	2020
Results of operation	RMB	RMB	RMB
Income from operations	1,210,690	689,259	115,656
Net profit	907,724	520,539	89,820